Commitments and Contingencies - Summary of Options for Additional River Vessels (Details)	3 Months Ended
Mar. 31, 2026 Vessel
Disclosure of commitments and contingencies [line items]
Number of vessels	90
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Expected Delivery	2029
Option Exercise Date	September 2026
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Expected Delivery	2030
Option Exercise Date	September 2027
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Expected Delivery	2031
Option Exercise Date	September 2028
River Vessels - Options | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	4
Expected Delivery	2032
Option Exercise Date	September 2029